BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
BASIC AND DILUTED NET EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share

	Year ended December 31,
	2011	2012	2013
Numerator:
Income (loss) attributable to Magal shareholders'	$9,844	$4,094	$(4,463)

Denominator:
Denominator for basic net earnings (loss) per share weighted-average number of shares outstanding	12,645,283	16,003,482	16,138,944
Effect of diluting securities:
Employee stock options	-	27,334	-

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares and assumed exercises	12,645,283	16,030,816	16,138,944